Finance Receivables (Tables)	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Finance Receivables
Finance receivables, net were as follows:

	December 31,
	2012	2011
Gross receivables	$6,290	$7,583
Unearned income	(809)	(1,027)
Subtotal	5,481	6,556
Residual values	2	7
Allowance for doubtful accounts	(170)	(201)
Finance Receivables, Net	5,313	6,362
Less: Billed portion of finance receivables, net	152	166
Less: Current portion of finance receivables not billed, net	1,836	2,165
Finance Receivables Due After One Year, Net	$3,325	$4,031

Schedule of Financing Receivables, Minimum Payments
Contractual maturities of our gross finance receivables as of December 31, 2012 were as follows (including those already billed of $152):

2013	2014	2015	2016	2017	Thereafter	Total
$2,353	$1,753	$1,234	$680	$242	$28	$6,290

Allowance for Credit Losses Rollforward, and the Investment in Finance Receivables
The following table is a rollforward of the allowance for doubtful finance receivables as well as the related investment in finance receivables:

	United States	Canada	Europe	Other(3)	Total
Allowance for Credit Losses:
Balance at December 31, 2010	$91	$37	$81	$3	$212
Provision	15	11	74	—	100
Charge-offs	(31)	(17)	(59)	(1)	(108)
Recoveries and other(1)	—	2	(5)	—	(3)
Balance at December 31, 2011	75	33	91	2	201
Provision	11	9	52	3	75
Charge-offs	(21)	(15)	(59)	(2)	(97)
Recoveries and other(1)	3	4	1	1	9
Sale of finance receivables	(18)	—	—	—	(18)
Balance at December 31, 2012	$50	$31	$85	$4	$170
Finance Receivables Collectively Evaluated for Impairment:
December 31, 2011(2)	$2,993	$825	$2,630	$108	$6,556
December 31, 2012(2)	$2,012	$801	$2,474	$194	$5,481
 _____________________________

(1)	Includes the impacts of foreign currency translation and adjustments to reserves necessary to reflect events of non-payment such as customer accommodations and contract terminations.

(2)	Total Finance receivables exclude residual values of $2 and $7 and the allowance for credit losses of $170 and $201 at December 31, 2012 and 2011, respectively.

(3)	Includes developing market countries and smaller units.

Credit Quality Indicators for Finance Receivables
Details about our finance receivables portfolio based on industry and credit quality indicators are as follows:

	December 31, 2012
	Investment Grade	Non-investment Grade	Substandard	Total Finance Receivables
Finance and other services	$252	$147	$59	$458
Government and Education	750	15	4	769
Graphic arts	92	90	137	319
Industrial	115	31	17	163
Healthcare	109	37	14	160
Other	70	39	34	143
Total United States	1,388	359	265	2,012
Finance and other services	151	116	40	307
Government and education	117	10	2	129
Graphic arts	37	34	30	101
Industrial	66	40	29	135
Other	75	43	11	129
Total Canada	446	243	112	801
France	274	294	134	702
U.K./Ireland	215	155	50	420
Central(1)	315	445	56	816
Southern(2)	139	230	73	442
Nordics(3)	49	36	9	94
Total Europe	992	1,160	322	2,474
Other	148	39	7	194
Total	$2,974	$1,801	$706	$5,481

____________________________

(1)	Switzerland, Germany, Austria, Belgium and Holland.

(2)	Italy, Greece, Spain and Portugal.

(3)	Sweden, Norway, Denmark and Finland.

	December 31, 2011
	Investment Grade	Non-investment Grade	Substandard	Total Finance Receivables
Finance and other services	$349	$380	$160	$889
Government and education	821	20	4	845
Graphic arts	126	200	172	498
Industrial	180	83	32	295
Healthcare	130	42	28	200
Other	97	93	76	266
Total United States	1,703	818	472	2,993
Finance and other services	153	118	51	322
Government and education	121	9	4	134
Graphic arts	36	39	35	110
Industrial	56	41	34	131
Other	74	42	12	128
Total Canada	440	249	136	825
France	246	354	92	692
U.K./Ireland	201	162	54	417
Central(1)	330	494	57	881
Southern(2)	219	256	63	538
Nordics(3)	60	39	3	102
Total Europe	1,056	1,305	269	2,630
Other	75	26	7	108
Total	$3,274	$2,398	$884	$6,556
____________________________

(1)	Switzerland, Germany, Austria, Belgium and Holland.

(2)	Italy, Greece, Spain and Portugal.
Sweden, Norway, Denmark and Finland.

Aging of Billed Finance Receivables
The aging of our receivables portfolio is based upon the number of days an invoice is past due. Receivables that are more than 90 days past due are considered delinquent. Receivable losses are charged against the allowance when management believes the uncollectibility of the receivable is confirmed and is generally based on individual credit evaluations, results of collection efforts and specific circumstances of the customer. Subsequent recoveries, if any, are credited to the allowance.

We generally continue to maintain equipment on lease and provide services to customers that have invoices for finance receivables that are 90 days or more past due and, as a result of the bundled nature of billings, we also continue to accrue interest on those receivables. However, interest revenue for such billings is only recognized if collectability is deemed reasonably assured. The aging of our billed finance receivables is as follows:

	December 31, 2012
	Current	31-90 Days Past Due	>90 Days Past Due	Total Billed Finance Receivables	Unbilled Finance Receivables	Total Finance Receivables	Finance Receivables >90 Days and Accruing
Finance and other services	$12	$3	$2	$17	$441	$458	$18
Government and education	21	5	3	29	740	769	42
Graphic arts	16	1	1	18	301	319	12
Industrial	5	2	1	8	155	163	6
Healthcare	6	2	1	9	151	160	9
Other	5	1	1	7	136	143	6
Total United States	65	14	9	88	1,924	2,012	93
Canada	2	3	2	7	794	801	30
France	—	5	1	6	696	702	22
U.K./Ireland	2	—	2	4	416	420	2
Central(1)	3	2	4	9	807	816	30
Southern(2)	20	8	14	42	400	442	72
Nordics(3)	1	—	—	1	93	94	—
Total Europe	26	15	21	62	2,412	2,474	126
Other	2	1	—	3	191	194	—
Total	$95	$33	$32	$160	$5,321	$5,481	$249

	December 31, 2011
	Current	31-90 Days Past Due	>90 Days Past Due	Total Billed Finance Receivables	Unbilled Finance Receivables	Total Finance Receivables	Finance Receivables >90 Days and Accruing
Finance and other services	$18	$4	$1	$23	$866	$889	$15
Government and education	21	5	2	28	817	845	29
Graphic arts	16	2	1	19	479	498	7
Industrial	7	2	1	10	285	295	6
Healthcare	5	2	—	7	193	200	5
Other	8	1	—	9	257	266	4
Total United States	75	16	5	96	2,897	2,993	66
Canada	3	2	1	6	819	825	27
France	1	1	1	3	689	692	16
U.K./Ireland	3	2	3	8	409	417	4
Central(1)	7	2	3	12	869	881	46
Southern(2)	31	4	13	48	490	538	82
Nordics(3)	1	—	—	1	101	102	—
Total Europe	43	9	20	72	2,558	2,630	148
Other	2	1	—	3	105	108	—
Total	$123	$28	$26	$177	$6,379	$6,556	$241
 _____________________________

(1)	Switzerland, Germany, Austria, Belgium and Holland.

(2)	Italy, Greece, Spain and Portugal.

(3)	Sweden, Norway, Denmark and Finland.